Other long-term liabilities - Asset Retirement Obligations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Opening balance	$ 116,584	$ 142,147
Obligation assumed	1,077	793
Retirement activities	(6,902)	(27,980)
Accretion	4,440	4,589
Change in cash flow estimates	412	(2,965)
Closing balance	$ 115,611	$ 116,584